Specific Items - Summary of Specific Items (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue
Total revenue		£ (23,723)	£ (24,062)	£ (19,012)
Operating costs
Profit on disposal of businesses		(1)	(16)
Operating costs		20,339	20,892	15,397
Operating loss		(3,384)	(3,170)	(3,615)
Net finance expense
Total net finance expense	[1]	579	610	380
Net specific items charge before tax		(2,804)	(2,551)	(3,241)
Taxation
Tax credit on re-measurement of deferred tax			(63)
Total taxation		620	485	508
Net specific items charge after tax	[2]	(2,184)	(2,066)	(2,733)
Specific Items [Member]
Revenue
Italian business investigation			22
Regulatory matters		23	(2)	(203)
EE fair value adjustment				70
Total revenue		23	20	(133)
Operating costs
EE acquisition warranty claims		225	0	0
Restructuring charges		241	0	0
EE acquisition and integration costs		46	215	113
Property rationalisation costs		28	0	29
Regulatory matters		26	481	203
Italian business investigation		22	238
Out of period irrecoverable VAT			30
Profit on disposal of businesses		(1)	(16)
Operating costs		587	948	345
Operating loss		610	968	212
Net finance expense
Interest expense on retirement benefit obligation		218	209	221
EE related finance cost				8
Interest on out of period irrecoverable VAT			1
Total net finance expense		218	210	229
Net specific items charge before tax		828	1,178	441
Taxation
Tax credit on specific items above		(87)	(154)	(70)
Tax credit on re-measurement of deferred tax			(63)	(96)
Total taxation		(87)	(217)	(166)
Net specific items charge after tax		£ 741	£ 961	£ 275

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements.